CONTRACTUAL TRANSMISSION ASSETS - Disclosure of Original RAP and Adjustments (Details) R$ in Thousands	Dec. 31, 2025 BRL (R$)
Homologating Resolution No. 3,344/24
Type Of Contracts, RAP [Line Items]
RAP	R$ 2,526,404
Adjustment portion	(25,982)
Total	2,500,422
After Dispatch No. 1,228/25
Type Of Contracts, RAP [Line Items]
RAP	2,327,143
Adjustment portion	(233,708)
Total	R$ 2,093,435